Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2025
Significant Risks and Uncertainties Including Business and Credit Concentrations
Schedules of concentration of risk, by risk factor

	Year Ended December 31,
(U.S. Dollars in thousands)	2025		2024		2023
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	$80,986	22%	$73,337	24%	$33,019	12%
Equinor ASA	55,186	15%	53,297	17%	36,563	13%
Eni Trading and Shipping S.p.A.	46,734	13%	6,636	2%	—	—%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A.	38,422	11%	41,235	13%	36,946	13%
Chartering and Shipping Service S.A., a subsidiary of TotalEnergies	38,433	11%	24,127	8%	41,030	14%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	36,903	10%	42,238	14%	51,743	18%
KNOT	$2,834	1%	$28,008	9%	$28,682	10%